Equity Method Investments - Share of Post-tax (Losses) Earnings in Equity Method Investments Reported in Consolidated Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Total share of post-tax (losses) earnings in equity method investments	$ 1,075	$ (432)
YPL [Member]
Disclosure of associates [line items]
Total share of post-tax (losses) earnings in equity method investments	1,099	(416)
Other equity method investments [member]
Disclosure of associates [line items]
Total share of post-tax (losses) earnings in equity method investments	$ (24)	$ (16)